Shareholder Report, Line Graph (Details) - USD ($)																																																		1 Months Ended																															2 Months Ended																														3 Months Ended																												4 Months Ended																									5 Months Ended																							6 Months Ended																					7 Months Ended																			8 Months Ended																			9 Months Ended																	10 Months Ended																11 Months Ended															12 Months Ended														13 Months Ended													14 Months Ended										15 Months Ended							16 Months Ended			17 Months Ended			18 Months Ended			19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended
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YieldMax AMD Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value																														$ 9,931			$ 10,000																																					$ 9,420																													$ 10,998																												$ 12,575																									$ 12,720																							$ 14,508																					$ 13,622																			$ 12,239																				$ 12,827																	$ 13,035																$ 11,507													$ 11,996														$ 12,987													$ 11,833
YieldMax ABNB Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value										$ 10,188	$ 10,000																																													$ 9,744																														$ 8,537																												$ 8,809																									$ 9,281
YieldMax AI Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value																									$ 9,978	$ 10,000																																								$ 9,874																														$ 9,004																												$ 10,683																									$ 8,670																							$ 7,545																					$ 8,245																			$ 8,023																			$ 7,737																	$ 7,140																$ 7,123															$ 6,938
YieldMax AMZN Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value																																									$ 10,293			$ 10,000																															$ 10,841																														$ 10,140																												$ 10,794																									$ 11,337																							$ 11,833																					$ 11,869																			$ 13,564																			$ 14,054																	$ 13,731																$ 14,295																$ 14,778														$ 14,525													$ 13,924										$ 14,308								$ 14,303
YieldMax AAPL Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value																																														$ 10,251	$ 10,000																																$ 10,744																														$ 11,559																												$ 11,778																									$ 10,952																							$ 10,130																					$ 10,188																			$ 11,061																			$ 11,264																	$ 10,816																$ 10,820															$ 10,494														$ 10,417													$ 11,268										$ 11,840							$ 12,034			$ 12,408		$ 12,668			$ 12,342
YieldMax(TM) BABA Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value						$ 10,000																																															$ 10,230																														$ 12,124																												$ 11,500
YieldMax COIN Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value																																							$ 10,000																																			$ 9,937																														$ 9,792																												$ 10,469																									$ 13,684																							$ 17,790																					$ 14,027																			$ 17,722																			$ 23,079																	$ 19,380																$ 21,500															$ 20,675														$ 20,210													$ 17,786										$ 17,174								$ 16,998
YieldMaxTM Short TSLA Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value															$ 10,000																																													$ 10,218																															$ 9,485																											$ 8,245																									$ 9,076																							$ 7,856																					$ 7,912
YieldMaxTM Short NVDA Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value							$ 10,387	$ 10,000																																															$ 9,889																														$ 9,191																												$ 8,417
YieldMax DIS Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value																																			$ 10,194			$ 10,000																																	$ 9,864																														$ 10,122																												$ 11,029																										$ 10,974																							$ 11,604																					$ 12,310																			$ 12,978																			$ 12,103																	$ 11,549																$ 11,309															$ 10,793														$ 10,596													$ 11,124										$ 11,181
YieldMax META Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value																																										$ 10,163	$ 10,000																																		$ 9,540																														$ 9,911																												$ 10,217																									$ 11,016																							$ 11,866																					$ 12,538																			$ 14,190																			$ 14,300																	$ 12,722																$ 13,458													$ 14,193														$ 13,280													$ 14,883										$ 16,110								$ 16,337
YieldMaxTM Short COIN Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value									$ 10,000																																																$ 9,966																														$ 11,640																												$ 11,411																									$ 10,961
YieldMax Gold Miners Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value													$ 9,538	$ 10,000																																													$ 9,440																														$ 9,864																												$ 9,987																									$ 10,155																							$ 9,934
YieldMax GOOGL Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value																																										10,241	10,000																																		10,421																														10,058																												9,650																									9,709																							9,854																					9,560																			9,264																			9,765																	10,285																10,868													11,485														10,650													10,416										10,477								10,597
YieldMax JPM Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value																																		$ 10,000																																						$ 10,044																														$ 9,542																												$ 10,021																								$ 10,546																							$ 10,818																					$ 11,426																			$ 12,037																			$ 11,314																	$ 11,602																$ 11,599															$ 11,673														$ 11,953													$ 11,351										$ 11,675
YieldMax MRNA Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value																											$ 9,675	$ 10,000																																							$ 9,572																														$ 12,030																												$ 11,942																									$ 11,480																							$ 13,036																					$ 13,509																			$ 12,809																			$ 10,966																	$ 11,319																$ 7,921															$ 7,090														$ 6,121
YieldMax MSFT Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value																																			10,234			10,000																																	9,996																														10,813																												11,729																										11,894																							12,408																					12,836																			13,153																			12,450																	13,235																14,038															13,032														13,155													13,422										12,839
YieldMax MSTR Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value																			$ 12,557		$ 10,000																																										$ 21,324																														$ 15,476																												$ 19,532																									$ 18,606																						$ 21,175																					$ 18,224																			$ 21,600																			$ 28,830
YieldMax NFLX Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value																																								$ 10,000																																				$ 9,921																														$ 8,478																												$ 9,401																									$ 10,133																							$ 10,261																					$ 11,379																			$ 12,025																			$ 12,249																	$ 11,490																$ 12,590																$ 13,212														$ 12,741													$ 13,710										$ 14,102				$ 15,363
YieldMax NVDA Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value																																													$ 10,000																																	$ 11,432																														$ 12,183																												$ 12,857																									$ 13,845																							$ 12,734																					$ 12,188																			$ 13,185																			$ 14,110																	$ 15,965																$ 19,899															$ 21,887														$ 20,931													$ 24,456										$ 27,383							$ 27,066			$ 27,300				$ 27,486			$ 29,823
YieldMax Innovation Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value																																																$ 10,251	$ 10,000																															$ 9,082																														$ 9,989																												$ 9,375																									$ 9,551																							$ 8,782																					$ 9,908																			$ 10,616																			$ 11,437																	$ 10,108																$ 9,476															$ 8,624														$ 9,450													$ 10,912										$ 9,845							$ 10,721			$ 10,946			$ 9,866			$ 9,692	$ 9,964	$ 10,288	$ 10,039	$ 10,630	$ 10,422
YieldMax(TM) PLTR Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value	$ 10,000																																																	$ 9,857
YieldMax PYPL Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value																															$ 9,976	$ 10,000																																					$ 9,018																															$ 10,105																												$ 10,609																									$ 10,306																							$ 10,463																					$ 11,462																			$ 12,162																	$ 11,552																	$ 10,461																$ 11,842																$ 13,111														$ 14,080													$ 14,250
YieldMax(TM) SMCI Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value		$ 10,000																																																		$ 9,798																														$ 7,325
YieldMax SNOW Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value												$ 10,000																																														$ 10,483																														$ 10,249																												$ 9,509																									$ 9,792																							$ 9,833
YieldMax SQ Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value																													$ 10,000																																							$ 8,883																														$ 12,414																												$ 14,503																									$ 12,165																							$ 14,502																					$ 16,043																			$ 14,391																				$ 13,268																	$ 13,843																$ 13,306																$ 14,660														$ 14,885													$ 15,545
YieldMax TSLA Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value																																																10,727	10,000																															7,325																														8,508																												10,220																									10,304																							8,446																					10,125																			11,752																			12,448																	11,256																11,011															9,274														10,248													11,004										8,656							9,605			8,652			8,835			8,924	9,856	10,237	9,549	10,602	10,127
YieldMax(TM) TSM Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value			$ 10,126	$ 10,000																																															$ 9,767																														$ 10,526
YieldMax Ultra Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value																		$ 9,675		$ 10,000																																										$ 9,784																														$ 8,538																												$ 9,025																									$ 9,218																								$ 9,038																					$ 8,875																			$ 9,119																			$ 9,237
YieldMax XOM Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value																																				$ 9,992	$ 10,000																																				$ 10,178																														$ 9,292																												$ 9,243																									$ 9,143																							$ 9,209																					$ 9,499																			$ 10,108																			$ 10,146																	$ 10,093																$ 9,909															$ 10,129														$ 10,398													$ 10,366										$ 10,320
YieldMaxTM Bitcoin Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value																$ 9,482	$ 10,000																																												$ 10,432																													$ 9,356																													$ 9,621																									$ 8,401																							$ 8,619																					$ 9,275
YieldMaxTM Magnificent 7 Fund of Option Income ETFs
Account Value [Line Items]
Accumulated Value																						$ 9,740	$ 10,000																																									$ 10,608																														$ 10,763																												$ 10,589																									$ 11,252																							$ 12,038																					$ 11,753																			$ 11,773																			$ 12,188																	$ 12,244
YieldMaxTM Universe Fund of Option Income ETFs
Account Value [Line Items]
Accumulated Value																								$ 10,000																																									$ 10,095																														$ 11,013																												$ 11,423																									$ 10,832																							$ 11,299																					$ 11,413																			$ 11,371																			$ 11,075																	$ 11,427																$ 11,511
YieldMaxTM Short N100 Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value					$ 10,000																																																	$ 9,876																														$ 9,519																												$ 9,691
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,000	$ 10,095	$ 10,000	$ 10,000	$ 10,000	$ 9,942	$ 10,000	$ 10,000	$ 10,025	$ 10,000	$ 10,000	$ 9,945	$ 10,000	$ 10,000	$ 10,052	$ 10,000	$ 10,054	$ 10,234	$ 10,000	$ 10,000	$ 9,834	$ 10,000	$ 10,000	$ 10,043	$ 10,000	$ 9,947	$ 10,000	$ 10,000	$ 9,632	$ 9,889	$ 10,000	$ 10,000	$ 10,000	$ 10,306	$ 9,986	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,078	$ 10,115	$ 10,000	$ 10,000	$ 10,000	$ 10,047	$ 10,000	$ 10,196	$ 10,000	$ 10,022	$ 10,311	$ 10,382	$ 10,877	$ 10,364	$ 10,183	$ 10,147	$ 9,908	$ 10,193	$ 10,302	$ 10,532	$ 10,550	$ 10,378	$ 10,564	$ 10,359	$ 10,171	$ 10,499	$ 10,855	$ 9,628	$ 9,681	$ 9,430	$ 9,815	$ 9,563	$ 9,510	$ 10,052	$ 9,917	$ 9,993	$ 9,954	$ 10,118	$ 10,090	$ 9,608	$ 10,217	$ 10,288	$ 11,109	$ 10,585	$ 10,400	$ 10,393	$ 10,148	$ 10,317	$ 10,428	$ 10,929	$ 10,910	$ 9,954	$ 10,132	$ 10,693	$ 10,714	$ 10,676	$ 11,349	$ 10,507	$ 10,291	$ 10,565	$ 9,608	$ 9,362	$ 9,310	$ 9,573	$ 9,444	$ 9,516	$ 9,479	$ 10,786	$ 10,757	$ 10,212	$ 11,008	$ 10,489	$ 10,306	$ 10,615	$ 10,365	$ 10,567	$ 10,681	$ 11,043	$ 11,062	$ 10,448	$ 10,634	$ 10,256	$ 11,059	$ 11,246	$ 11,539	$ 10,984	$ 10,758	$ 11,045	$ 10,486	$ 10,217	$ 10,161	$ 9,372	$ 9,246	$ 9,316	$ 9,280	$ 11,133	$ 11,103	$ 9,963	$ 10,518	$ 10,271	$ 10,793	$ 10,909	$ 11,311	$ 11,330	$ 10,823	$ 11,016	$ 10,764	$ 10,607	$ 11,608	$ 12,156	$ 11,169	$ 10,939	$ 11,230	$ 10,681	$ 10,962	$ 10,622	$ 10,228	$ 10,090	$ 10,167	$ 10,127	$ 10,955	$ 10,926	$ 10,329	$ 10,695	$ 10,810	$ 11,552	$ 11,572	$ 11,150	$ 10,954	$ 11,151	$ 11,133	$ 11,133	$ 12,547	$ 11,765	$ 11,523	$ 11,830	$ 10,860	$ 11,146	$ 10,801	$ 10,692	$ 10,549	$ 10,629	$ 10,588	$ 10,433	$ 10,405	$ 10,490	$ 11,447	$ 11,467	$ 11,421	$ 11,220	$ 11,286	$ 11,533	$ 11,685	$ 12,034	$ 12,144	$ 11,894	$ 12,211	$ 11,440	$ 11,741	$ 11,377	$ 10,872	$ 10,726	$ 10,807	$ 10,765	$ 10,214	$ 10,186	$ 10,535	$ 11,664	$ 11,460	$ 11,560	$ 11,673	$ 12,105	$ 12,631	$ 11,648	$ 11,408	$ 11,712	$ 11,808	$ 12,119	$ 11,743	$ 11,452	$ 11,299	$ 11,384	$ 11,340	$ 11,147	$ 11,117	$ 11,231	$ 11,559	$ 11,356	$ 11,807	$ 11,956	$ 12,252	$ 13,084	$ 12,293	$ 12,225	$ 11,974	$ 11,326	$ 11,624	$ 11,264	$ 11,821	$ 11,662	$ 11,751	$ 11,705	$ 11,653	$ 11,622	$ 11,592	$ 11,700	$ 12,211	$ 12,549	$ 13,243	$ 12,734	$ 12,664	$ 12,403	$ 11,888	$ 12,201	$ 11,822	$ 11,338	$ 11,186	$ 11,271	$ 11,227	$ 11,849	$ 11,817	$ 11,408	$ 12,101	$ 12,817	$ 13,565	$ 12,889	$ 12,818	$ 12,554	$ 12,314	$ 12,638	$ 12,246	$ 11,900	$ 11,740	$ 11,830	$ 11,784	$ 12,481	$ 12,448	$ 10,864	$ 12,701	$ 13,854	$ 12,859	$ 13,201	$ 13,129	$ 12,464	$ 12,792	$ 12,395	$ 12,327	$ 12,207	$ 12,162	$ 12,254	$ 12,883	$ 12,848	$ 10,635	$ 13,729	$ 13,134	$ 13,483	$ 13,410	$ 12,767	$ 13,102	$ 12,696	$ 12,477	$ 12,355	$ 12,310	$ 12,403	$ 12,357	$ 12,324	$ 11,607	$ 13,014	$ 13,361	$ 13,288	$ 13,039	$ 13,382	$ 12,967	$ 12,780	$ 12,655	$ 12,608	$ 12,704	$ 12,970	$ 12,935	$ 12,134	$ 12,921	$ 13,261	$ 12,850	$ 13,053	$ 12,925	$ 12,878	$ 12,975	$ 13,435	$ 13,399	$ 12,338	$ 12,858	$ 12,934	$ 12,808	$ 12,761	$ 13,598	$ 13,562	$ 12,997	$ 13,928	$ 13,891	$ 13,415	$ 14,187	$ 14,226	$ 12,867	$ 14,059	$ 14,097	$ 13,505	$ 13,990	$ 14,160	$ 14,503	$ 14,813	$ 14,679